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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 600 Travis Street, Suite 6650
         Houston, Texas 77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Russell Hawkins
Title:  Manager
Phone:  713-395-9000

Signature, Place, and Date of Signing:

/s/ Russell Hawkins                Houston, Texas                  July 25, 2012
    [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  17

Form 13F Information Table Value Total:  $989,777 (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RIO TINTO PLC ORD 10 P RE      COM              0718875      47068   992500 SH       SOLE                   992500
KYOCERA COPR NPV               COM                           17117   200000 SH       SOLE                   200000
INVESTOR AB SER 'B' NPV SWEDEN COM              5679591      10464   550000 SH       SOLE                   550000
ACE LTD NEW (SWITZERLAND)      COM              h0023r105   101764  1372782 SH       SOLE                  1372782
ALLEGHANY CORP DEL COM         COM              017175100     3858    11354 SH       SOLE                    11354
AON PLC                        COM              g0408v102    87103  1861973 SH       SOLE                  1861973
CARLYLE GROUP L P COM UTS LTD  COM                            5607   250000 SH       SOLE                   250000
CHUBB CORP CMN                 COM              171232101    38885   533991 SH       SOLE                   533991
CISCO SYSTEMS INC. CMN         COM              17275r102    81557  4750000 SH       SOLE                  4750000
DELL INC                       COM              24702r101    17959  1435563 SH       SOLE                  1435563
INTEL CORPORATION CMN          COM              458140100   143910  5400000 SH       SOLE                  5400000
NORTHERN TRUST CORP CMN        COM              665859104    23010   500000 SH       SOLE                   500000
OAKTREE CAP GROUP LLC          COM              674001201   106050  3000000 SH       SOLE                  3000000
PHILIP MORRIS INTL INC CMN     COM              718172109    81413   932993 SH       SOLE                   932993
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107    24475   350000 SH       SOLE                   350000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206   138231  2050000 SH       SOLE                  2050000
STAPLES INC                    COM              855030102    61304  4697600 SH       SOLE                  4697600